Income Taxes - Summary of Allocation of Income Tax Expense to Comprehensive Income (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Major components of tax expense (income) [abstract]
Income tax expense as per the consolidated statement of income	₨ 40,767	$ 434	₨ 42,777	₨ 36,089
Income tax included in other comprehensive income on:
Gains/(losses) on investment securities	(323)		83	259
Gains/(losses) on cash flow hedging derivatives	(2,257)		(260)	554
Remeasurements of the defined benefit plans	10		49	111
Total income taxes	₨ 38,197		₨ 42,649	₨ 37,013